Income Taxes - Additional Information (Detail)	12 Months Ended
	May. 31, 2016	May. 31, 2015 USD ($) $ / shares	May. 31, 2015 CNY (¥)	May. 31, 2014 USD ($) $ / shares	May. 31, 2013 USD ($) $ / shares
Income Taxes [Line Items]
Income tax rate		11.89%	11.89%	10.71%	10.01%
Cash paid for dividend				$ 54,476,000	$ 46,990,000
Valuation allowance		$ 2,363,000		3,871,000
Net operating loss		$ 30,848,000
Net operating loss expiration dates		May 31, 2016 to May 31, 2020	May 31, 2016 to May 31, 2020
Increase of income tax expense		$ 47,080,000		$ 49,464,000	$ 32,489,000
Decrease in basic net income per share | $ / shares		$ 0.30		$ 0.32	$ 0.21
Decrease in diluted net income per share | $ / shares		$ 0.30		$ 0.31	$ 0.21
Withholding tax, dividends paid by PRC schools and subsidiaries to their foreign investors		10.00%
Aggregate undistributed earnings available for distribution		$ 789,338,000		$ 788,016,000
Unrecognized tax benefits		0		0	$ 0
Wholly owned subsidiaries [Member]
Income Taxes [Line Items]
Cash paid for dividend		55,587,000		43,992,000
Withholding tax paid for the dividend		5,559,000		4,399,000
Minimum [Member]
Income Taxes [Line Items]
Valuation allowance				1,322,000
Underpayment of tax liability		16,000	¥ 100,000
Maximum [Member]
Income Taxes [Line Items]
Valuation allowance				4,274,000
Shanghai Smart Words Software Technology Company Limited [Member]
Income Taxes [Line Items]
Withholding tax paid for the dividend		5,559,000		5,559,000
Beijing Hewstone Technology Company Limited [Member]
Income Taxes [Line Items]
Withholding tax paid for the dividend		$ 4,399,000		$ 4,399,000
High and new tech enterprise (HNTE) [Member]
Income Taxes [Line Items]
Income tax rate		15.00%	15.00%	15.00%
Preferential tax rate		15.00%	15.00%
High and new tech enterprise (HNTE) [Member] | Scenario, Forecast [Member]
Income Taxes [Line Items]
Income tax rate	15.00%
Newly established software enterprise (NESE) [Member]
Income Taxes [Line Items]
Preferential tax rate		12.50%	12.50%
Tax holiday year		2 years	2 years
Income tax holiday, description		Enterprises that qualify as the "newly established software enterprise" ("NESE") are exempt from EIT for two years beginning the enterprise's first profitable year followed by a tax rate of 12.5% for the succeeding three years.	Enterprises that qualify as the "newly established software enterprise" ("NESE") are exempt from EIT for two years beginning the enterprise's first profitable year followed by a tax rate of 12.5% for the succeeding three years.
Peoples Republic Of China Entities [Member]
Income Taxes [Line Items]
Income tax rate		25.00%	25.00%
Variable Interest Entities [Member]
Income Taxes [Line Items]
Income tax rate		25.00%	25.00%
Hong Kong [Member]
Income Taxes [Line Items]
Income tax rate		16.50%	16.50%
Foreign income tax expense		$ 7,471,000		$ 4,399,000	$ 10,000